LOSS ON DEBT REFINANCING	12 Months Ended
Dec. 31, 2019
LOSS ON DEBT REFINANCING
LOSS ON DEBT REFINANCING

6.    LOSS ON DEBT REFINANCING

On May 1, 2017, the Corporation redeemed all its issued and outstanding 6.875% Senior Notes due July 15, 2021 in aggregate principal amount of $125.0 million for a cash consideration of $129.3 million. This transaction resulted in a loss of $5.2 million in 2017.